Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30, 2019	December 31, 2018
Research and development claims receivable	$17,736	$10,272
Prepayments	3,058	2,069
VAT receivable	1,710	1,973
Grant income receivable	2,350	661
Other receivable	977	436
Total prepaid expenses and other current assets	$25,831	$15,411